Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company is committed to maintaining cybersecurity measures to protect the confidentiality, integrity, and availability of its information systems and data. Our current cybersecurity risk assessments include areas such as potential threats and vulnerabilities, implementation of data encryption protocols, access controls based on internal security policies, employee training and awareness programs, and real-time monitoring and incident response capabilities. Cybersecurity oversight is provided by the Board of Directors, with day-to-day responsibility assigned to our Group Chief Executive Officer, supported by management’s initiatives. To date, we have not identified or experienced any cybersecurity threats or incidents that have materially affected, or are reasonably likely to materially affect, our operations, strategy, financial condition, or results. In the event of a material cybersecurity incident, we will report to the Board and disclose relevant information, including the nature, scope, impact, and remediation actions taken. We are in the process of formalizing our processes and policies and plan to adopt a group-wide cybersecurity policy during current fiscal year 2026.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Board of Directors, with day-to-day responsibility assigned to our Group Chief Executive Officer, supported by management’s initiatives. To date, we have not identified or experienced any cybersecurity threats or incidents that have materially affected, or are reasonably likely to materially affect, our operations, strategy, financial condition, or results. In the event of a material cybersecurity incident, we will report to the Board and disclose relevant information, including the nature, scope, impact, and remediation actions taken. We are in the process of formalizing our processes and policies and plan to adopt a group-wide cybersecurity policy during current fiscal year 2026.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not identified or experienced any cybersecurity threats or incidents that have materially affected, or are reasonably likely to materially affect, our operations, strategy, financial condition, or results. In the event of a material cybersecurity incident, we will report to the Board and disclose relevant information, including the nature, scope, impact, and remediation actions taken.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	In the event of a material cybersecurity incident, we will report to the Board and disclose relevant information, including the nature, scope, impact, and remediation actions taken.